Summary of Significant Accounting Policies - Inventory (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Amortization of coil tubing strings	[1]	$ 2,027,752	$ 2,075,787	$ 1,508,761
Coil Tubing Strings
Property, Plant and Equipment [Line Items]
Inventory useful life (no longer than)		12 months

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.